March 4, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds V, Inc.
- BNY Mellon Developed Markets Real Estate Securities Fund

BNY Mellon Diversified International Fund
 1933 Act File No.: 33-44254
 1940 Act File No.: 811-06490
 CIK No.: 0000881773

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the above-referenced Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 128 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2024.

Please address any comments or questions to my attention at 412-234-2722.

Sincerely,

/s/ Lori Close
Lori Close
Associate, Paralegal II